UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22488

Blackstone / GSO Long-Short Credit Income Fund
(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor
New York, New York 10154
 (Address of principal executive offices) (Zip code)

 (Name and address of agent for service)

Marisa Beeney
345 Park Avenue, 31st Floor
New York, New York 10154

Registrant’s telephone number, including area code: : (877) 876-1121

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

Blackstone / GSO Long-Short Credit Income Fund

Portfolio of Investments
September 30, 2017 (Unaudited)

	Principal
	Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 134.16%
Aerospace and Defense - 1.62%
Engility Corporation, Senior Secured First Lien Term B-2 Loan, 3M US L + 3.25%, 08/14/2023	$504,226	$510,847
Macdonald Dettwiler and Associates Ltd, Senior Secured First Lien Term B Loan, 3M US L + 2.75%, 07/05/2024(b)	1,301,115	1,304,205
PRV Aerospace LLC, Senior Secured First Lien Term Loan, 3M US L + 6.25%, 05/09/2018(b)	750,000	720,626
Standard Aero Aviation Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 3.75%, 07/07/2022(b)	985,915	994,853
		3,530,531

Automotive - 2.66%
American Tire Distributors Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.25%, 09/01/2021	392,478	396,648
Bright Bidco BV, Senior Secured First Lien Term B Loan, 3M US L + 4.50%, 07/01/2024	1,250,969	1,263,479
CH Hold Corp, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.25%, 02/03/2025	789,474	809,210
Mitchell International Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 10/13/2020	537,825	541,915
Mitchell International Inc, Senior Secured Second Lien Term Loan, 3M US L + 7.50%, 10/11/2021	1,294,266	1,308,826
Superior Industries International Inc, Senior Secured First Lien Closing Date Term Loan, 1M US L + 4.50%, 03/22/2024(c)	1,496,142	1,481,181
		5,801,259

Banking, Finance, Insurance and Real Estate - 9.87%
Acrisure LLC, Senior Secured First Lien Term B Loan, 3M US L + 5.00%, 11/22/2023	1,308,167	1,326,155
Alliant Holdings Intermediate LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 3.25%, 08/12/2022	635,364	638,541
Almonde Inc, Senior Secured First Lien US Term Loan, 3M US L + 3.50%, 06/13/2024	2,490,566	2,504,451
Applied Systems, Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.25%, 09/13/2024(b)	275,862	279,073
ASP MCS Acquisition Corp, Senior Secured First Lien Initial Term Loan, 3M US L + 4.75%, 05/20/2024(c)	1,844,118	1,869,474
Asurion LLC, Senior Secured First Lien Term B Loan, 1M US L + 3.00%, 11/03/2023	844,652	849,403
Asurion LLC, Senior Secured Second Lien Tranche B-2 Loan, 1M US L + 6.00%, 08/04/2025	1,818,182	1,862,691
Broadstreet Partners Inc, Senior Secured First Lien B-1 US Term Loan, 3M US L + 2.5%, 09/27/2024(b)	588,235	591,176
Broadstreet Partners Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.25%, 11/08/2023	1,089,329	1,103,632
Cunningham Lindsey US Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 12/10/2019	1,749,191	1,709,834
Cypress Merger Sub Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 6.75%, 04/28/2025	813,953	840,407
DTZ US Borrower LLC, Senior Secured Second Lien Initial Term Loan, 3M US L + 8.25%, 11/04/2022	166,512	167,206
EZE Software Group LLC, Senior Secured Second Lien Term Loan, 3M US L + 6.50%, 04/05/2021	470,905	472,082
First Eagle Holdings Inc, Senior Secured First Lien New Initial Term Loan, 3M US L + 3.50%, 12/01/2022	1,428,295	1,445,263
Focus Financial Partners LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 3.25%, 07/03/2024	872,093	880,269
MPH Acquisition Holdings LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 3.00%, 06/07/2023	1,695,519	1,711,016
NFP Corp, Senior Secured First Lien Term B Term Loan, 1M US L + 3.50%, 01/08/2024	731,816	738,066
Opal Acquisition Inc, Senior Secured First Lien Term B Loan, 3M US L + 4.00%, 11/27/2020	397,933	375,947

	Principal
	Amount	Value
Banking, Finance, Insurance and Real Estate (continued)
Resolute Investment Managers Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.25%, 04/30/2022(c)	$937,364	$949,081
Victory Capital Operating LLC, Senior Secured First Lien Term B Loan, 3M US L + 5.25%, 11/01/2021	466,960	475,424
York Risk Services Holding Corp (Onex York Finance LP), Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 10/01/2021	743,817	733,031
		21,522,222

Beverage, Food and Tobacco - 6.46%
Americold Realty Operating Partnership LP, Senior Secured First Lien Initial Term Loan, 1M US L + 3.75%, 12/01/2022(c)	285,690	289,261
Candy Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.50%, 06/15/2023	1,932,274	1,897,251
CEC Entertainment Inc, Senior Secured First Lien Term B Loan, 1M US L + 3.00%, 02/15/2021	982,188	976,152
Chobani LLC, Senior Secured First Lien Term B Loan, 3M US L + 3.50%, 10/07/2023(b)	2,400,044	2,424,045
CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 07/03/2020(b)	1,824,115	1,789,156
Give & Go Prepared Foods Corp, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 07/29/2023	1,544,118	1,569,210
NPC International Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.50%, 04/19/2024	250,105	253,154
NPC International Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.50%, 04/18/2025	949,153	965,170
Refresco Group N.V., Senior Secured First Lien USD Term Loan, 3M US L + 2.75%, 09/27/2024(b)	234,375	235,547
TKC Holdings Inc, Senior Secured First Lien Initial Term Loan, 2M US L + 4.25%, 02/01/2023	1,213,134	1,225,769
TKC Holdings Inc, Senior Secured Second Lien Initial Term Loan, 2M US L + 8.00%, 02/01/2024	315,759	320,100
Weight Watchers International Inc, Senior Secured First Lien Initial Tranche B-2 Term Loan, 3M US L + 3.25%, 04/02/2020	1,520,969	1,505,485
Winebow Holdings Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.50%, 01/03/2022(c)	693,642	648,555
		14,098,855

Capital Equipment - 2.22%
ASP MWI Merger Sub, Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 09/27/2024(b)	769,231	771,154
Duke Finance LLC, Senior Secured First Lien Term B Loan, 3M US L + 4.25%, 02/21/2024	685,781	690,924
Engineered Machinery Holdings Inc, Senior Secured First Lien Delayed Draw Term Loan, 3M US L + 3.25%, 07/25/2024	46,018	46,104
Engineered Machinery Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 3.25%, 07/19/2024	353,982	354,646
LTI Holdings Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 8.75%, 05/16/2025	700,000	702,625
Meter Readings Holding LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 5.75%, 08/29/2023(c)	1,843,191	1,880,055
Robertshaw US Holding Corp, Senior Secured First Lien Initial Term Loan, 1M US L + 4.50%, 08/02/2024	402,010	406,533
		4,852,041

Chemicals, Plastics and Rubber - 2.72%
DuBois Chemicals Inc, Senior Secured First Lien Delayed Draw Term Loan, 3M US L + 1.00%, 03/15/2024	36,181	36,317
DuBois Chemicals Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.75%, 03/15/2024	504,181	506,072
Emerald Performance Materials LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 3.50%, 08/02/2021	698,611	703,703
Emerald Performance Materials LLC, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.75%, 08/01/2022	1,500,000	1,502,347
Pinnacle Operating Corporation, Senior Secured First Lien 2017 Extended Term Loan, 3M US L + 7.25%, 11/15/2021	2,219,814	2,072,751
Tekni-Plex Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 7.75%, 06/01/2023(c)	475,962	477,151

	Principal
	Amount	Value
Chemicals, Plastics and Rubber (continued)
Venator Materials LLC, Senior Secured First Lien Term B Loan, 3M US L + 3.00%, 08/08/2024(c)	$625,000	$628,516
		5,926,857

Construction and Building - 10.80%
American Bath Group LLC, Senior Secured First Lien Replacement Term Loan, 3M US L + 5.25%, 09/30/2023	2,342,481	2,357,122
American Bath Group LLC, Senior Secured Second Lien Term Loan, 3M US L + 9.75%, 09/30/2024(c)	150,000	150,375
Dayton Superior Corporation, Senior Secured First Lien Term Loan, 3M US L + 8.00%, 11/03/2021(c)	1,017,142	951,028
Dimora Brands Inc, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 08/16/2024	1,282,051	1,291,667
Diversitech Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 3.50%, 06/03/2024	317,086	318,407
Forterra Finance LLC, Senior Secured First Lien Replacement Loan, 1M US L + 3.00%, 10/25/2023(b)	2,825,827	2,405,104
GYP Holdings III Corp, Senior Secured First Lien 2017 Incremental First Lien Term Loan, 3M US L + 3.00%, 04/01/2023	310,909	313,501
HNC Holdings Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.50%, 10/05/2023	617,098	623,269
Interior Logic Group Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 6.00%, 02/28/2024(c)	1,410,714	1,410,714
IPS Structural Adhesive Holdings Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 5.25%, 12/20/2023(b)(c)	2,765,586	2,803,613
IPS Structural Adhesive Holdings Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 9.50%, 12/14/2024(c)	750,000	750,000
LBM Borrower LLC, Senior Secured First Lien Tranche B Term Loan, 1M US L + 4.50%, 08/20/2022	3,677,097	3,713,224
Morsco Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 7.00%, 10/31/2023	214,878	217,116
New Arclin US Holding Corp, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 02/14/2024	1,566,754	1,581,450
Siteone Landscape Supply LLC, Senior Secured First Lien Term Loan, 1M US L + 3.50%, 04/29/2022	1,036,410	1,043,862
SRS Distribution Inc, Senior Secured First Lien Tranche B-4 Term Loan, 3M US L + 3.25%, 08/25/2022	1,791,909	1,810,204
SRS Distribution Inc, Senior Secured Second Lien 06/16 Term Loan, 3M US L + 8.75%, 02/24/2023	810,445	833,746
USS Ultimate Holdings Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.75%, 08/25/2024	526,316	532,676
VC GB Holdings Inc, Senior Secured First Lien Term Loan, 1M US L + 3.75%, 02/28/2024(c)	453,964	459,071
		23,566,149

Consumer Goods Durable - 4.04%
Al Aqua Merger Sub Inc, Senior Secured First Lien Term B1 Loan, 1M US L + 3.50%, 12/13/2023	1,295,654	1,302,942
Al Aqua Merger Sub Inc, Senior Secured Incremental Term B Loan, 3M US L + 3.50%, 12/13/2023	640,000	642,800
Apex Tool Group LLC, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 01/31/2020(b)	2,093,888	2,041,541
Hayward Acquisition Corp, Senior Secured First Lien Term Loan, 1M US L + 3.50%, 08/05/2024	327,586	330,110
Hercules Achievement Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 12/13/2021	1,823,438	1,839,967
Hillman Group Inc (The), Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 06/30/2021	492,366	494,624
Power Products LLC, Senior Secured First Lien Term B-1 Loan, 3M US L + 4.00%, 12/20/2022(c)	639,871	645,870
Recess Holdings Inc, Senior Secured First Lien Delayed Draw Term Loan, 3M US L + 3.75%, 09/18/2024(b)	1,321,429	1,332,991
Recess Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 3.75%, 09/18/2024(b)	178,571	180,134
		8,810,979

	Principal
	Amount	Value
Consumer Goods Non Durable - 2.20%
ABG Intermediate Holdings 2 LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 09/27/2024(b)	$789,474	$793,421
Acosta Inc, Senior Secured First Lien Tranche B-1 Loan, 1M US L + 3.25%, 09/26/2021	600,000	533,250
Clover Merger Sub Inc, Senior Secured First Lien Term Loan, 3M US L + 3.50%, 09/15/2024(b)	2,255,639	2,232,609
Revlon Consumer Products Corporation, Senior Secured First Lien Initial Term B Loan, 1M US L + 3.50%, 09/07/2023(b)	789,475	709,379
Sally Holdings LLC, Senior Secured First Lien Term B-2 Loan, 3M US L + 4.50%, 07/05/2024	533,333	533,667
		4,802,326

Containers, Packaging and Glass - 2.29%
Berlin Packaging LLC, Senior Secured Retired First Lien Term B Loan, 3M US L + 3.25%, 10/01/2021	618,058	621,794
Charter Nex US Inc, Senior Secured First Lien Term B-3 Loan, 1M US L + 3.25%, 05/16/2024	841,265	845,261
Consolidated Container Company LLC, Senior Secured First Lien initial Term Loan, 1M US L + 3.50%, 05/22/2024	606,936	611,868
IBC Capital Limited, Senior Secured Second Lien Term Loan, 3M US L + 7.00%, 09/09/2022(c)	1,203,926	1,149,750
Plaze Inc, Senior Secured First Lien Term Loan, 3M US L + 3.50%, 07/31/2022	375,326	378,610
Pregis Holding I Corporation, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 05/20/2021	719,332	720,681
ProAmpac PG Borrower LLC, Senior Secured First Lien Initial Loan, 3M US L + 4.00%, 11/20/2023	352,057	355,963
Ranpak Corp, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.25%, 10/03/2022(c)	307,407	305,870
		4,989,797

Energy, Oil and Gas - 2.03%
Chief Exploration & Development LLC, Senior Secured Second Lien Term Loan, 3M US L + 6.50%, 05/16/2021	752,941	738,590
Sheridan Investment Partners I LLC, Senior Secured First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	876,835	744,433
Sheridan Production Partners I LLC, Senior Secured First Lien Deferred Principal Term Loan,:
3M US L + 0.00%, 10/01/2019(c)	2,752	2,107
3M US L + 0.00%, 10/01/2019(c)	34,005	26,038
Sheridan Production Partners I LLC, Senior Secured First Lien Term Loan, 3M US L + 0.00%, 10/01/2019(c)	4,506	3,450
Sheridan Production Partners I-A LP, Senior Secured First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	116,188	98,644
Sheridan Production Partners I-M LP, Senior Secured First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	70,968	60,252
Traverse Midstream Partners LLC, Senior Secured First Lien Advance Term Loan, 3M US L + 4.00%, 09/21/2024(b)	1,029,412	1,043,566
Utex Industries Inc, Senior Secured First Lien New Initial Term Loan, 1M US L + 4.00%, 05/21/2021	1,885,443	1,701,612
		4,418,692

Environmental Industries - 1.12%
EnergySolutions LLC, Senior Secured First Lien Advance Term Loan, 3M US L + 4.75%, 05/29/2020(c)	1,422,857	1,449,536
Infiltrator Water Technologies LLC, Senior Secured First Lien Term B-1 Loan, 3M US L + 3.50%, 05/27/2022	986,424	1,001,220
		2,450,756

Forest Products and Paper - 0.07%
W/S Packaging Group Inc, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 08/09/2019	157,042	142,646

Healthcare and Pharmaceuticals - 21.50%
Alvogen Pharma US Inc, Senior Secured First Lien Term Loan, 1M US L + 5.00%, 04/01/2022	3,417,571	3,410,445
American Renal Holdings Inc, Senior Secured First Lien New Term Loan B, 3M US L + 3.25%, 06/14/2024	1,463,723	1,458,234

	Principal
	Amount	Value
Healthcare and Pharmaceuticals (continued)
Amneal Pharmaceuticals LLC, Senior Secured First Lien Term B Loan, 3M US L + 3.50%, 11/01/2019	$1,469,594	$1,479,330
Arbor Pharmaceuticals LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 5.00%, 07/05/2023	1,246,410	1,265,106
ATI Holdings Acquisition Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 05/10/2023	397,664	402,387
Avantor, Inc, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 09/20/2024(b)	1,644,737	1,651,595
BioClinica-Clinverse Holdings Corp, Senior Secured First Lien Initial Term Loan, 3M US L + 4.25%, 10/20/2023	949,348	935,701
BioClinica-Clinverse Holdings Corp, Senior Secured Second Lien Initial Term Loan, 3M US L + 8.25%, 10/04/2024	789,474	775,413
Certara Holdco Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 08/15/2024(c)	90,000	91,013
CHG Healthcare Services Inc, Senior Secured First Lien Term B Loan, 3M US L + 3.25%, 06/07/2023	1,256,556	1,270,246
Concordia Healthcare Corp, Senior Secured First Lien Dollar Term Loan, 1M US L + 4.25%, 10/21/2021	1,316,180	1,023,001
Covenant Surgical Partners, Inc, Senior Secured First Lien Delayed Draw Loan, 3M US L + 4.75%, 09/27/2024(b)	173,077	172,644
Covenant Surgical Partners, Senior Secured First Lien Term Loan, 3M US L + 4.75%, 09/27/2024(b)	576,923	575,481
CPI Holdco LLC, Senior Secured Closing Date Term Loan, 3M US L + 4.00%, 03/21/2024	494,557	499,502
CT Technologies Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.25%, 12/01/2021	781,850	783,804
Endo Finance Co (Endo Luxembourg Finance Co. I S.a.r.l), Senior Secured First Lien Initial Term Loan, 1M US L + 4.25%, 04/29/2024	2,940,905	2,973,990
Equian Buyer Corp (Fka Aeneas Buyer Corp), Senior Secured Delayed Draw Term Loan, 3M US L + 3.75%, 05/20/2024	374,450	380,067
Equian Buyer Corp (Fka Aeneas Buyer Corp), Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 05/20/2024	1,346,061	1,366,252
Greenway Health LLC, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 02/16/2024	1,375,862	1,382,741
Horizon Pharma Inc, Senior Secured First Lien Second Amendment Refinancing Term Loan, 1M US L + 3.75%, 03/29/2024	594,439	600,755
INC Research Holdings Inc, Senior Secured First Lien Initial Term B Loan, 3M US L + 0.00%, 08/01/2024	958,084	962,544
Lanai Holdings III Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.75%, 08/29/2022	1,134,826	1,102,909
Midwest Physician Administrative Services LLC, Senior Secured Second Lien Initial Term Loan,:
3M US L + 3.00%, 08/15/2024	431,655	432,196
3M US L + 7.00%, 08/15/2025(c)	640,000	641,600
Netsmart Technologies Inc, Senior Secured First Lien Term C-1 Loan, 3M US L + 4.50%, 04/19/2023(c)	1,966,487	1,993,526
nThrive Inc, Senior Secured First Lien Term B-2 Loan, 1M US L + 4.50%, 10/20/2022	2,644,215	2,655,783
Onex Carestream Finance LP, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 06/07/2019	197,354	197,847
Onex Carestream Finance LP, Senior Secured Second Lien Term Loan, 3M US L + 8.50%, 12/09/2019	3,696,944	3,631,471
Onex Schumacher Finance LP, Senior Secured First Lien Initial Term Loan, 1M US L + 4.00%, 07/29/2022	2,103,926	2,106,556
Ortho Clinical Diagnostics Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 06/30/2021	481,938	484,148
Packaging Coordinators Midco Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 06/30/2023	2,241,737	2,243,138
Phoenix Merger Sub, Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 09/26/2024(b)	960,000	966,898
Press Ganey Holdings Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.25%, 10/21/2024	681,818	695,455
Project Ruby Ultimate Parent Corp, Senior Secured First Lien Closing Date Term Loan, 1M US L + 3.75%, 02/09/2024	422,116	425,371

	Principal
	Amount	Value
Healthcare and Pharmaceuticals (continued)
Sterigenics-Nordion Holdings LLC, Senior Secured First Lien New Term B Loan, 1M US L + 3.00%, 05/16/2022	$291,811	$292,540
Stratose Intermediate Holdings II LLC, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 06/22/2023	467,297	471,970
U.S. Anesthesia Partners Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.25%, 06/23/2024	1,464,220	1,457,822
U.S. Renal Care Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.25%, 12/30/2022	2,515,813	2,442,225
UIC Merger Sub Inc, Senior Secured First Lien Term Loan, 3M US L + 3.25%, 08/30/2024	286,738	287,366
UIC Merger Sub Inc, Senior Secured Second Lien Term Loan, 3M US L + 7.00%, 08/28/2025	294,643	299,431
Valeant Pharmaceuticals International Inc, Senior Secured First Lien Series F-1 Tranche B Term Loan, 3M US L + 4.75%, 04/01/2022	597,710	609,040
		46,897,543

High Tech Industries - 23.80%
Aerial Merger Sub Inc (Neustar), Senior Secured First Lien Term B2 Loan, 3M US L + 3.75%, 08/08/2024	952,381	961,705
Aerial Merger Sub Inc, Senior Secured First Lien Term B Loan, 3M US L + 3.25%, 01/08/2020	490,807	496,125
Aspect Software Inc, Senior Secured First Lien Exit Term Loan, 1M US L + 10.00%, 05/25/2020	4,008,264	3,968,181
CompuCom Systems Inc, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 05/11/2020	3,100,749	2,734,489
Compuware Corporation, Senior Secured First Lien Tranche B-3 Term Loan, 1M US L + 4.25%, 12/15/2021	3,140,522	3,179,779
CPI Acquisition Inc, Senior Secured First Lien Term Loan, 3M US L + 4.50%, 08/17/2022	1,947,370	1,408,601
CPI International Inc, Senior Secued Second Lien Term Loan, 1M US L + 7.25%, 07/25/2025	209,150	210,065
CPI International Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.50%, 07/26/2024	471,698	472,290
Cypress Semiconductor Corp, Senior Secured First Lien 2016 Incremental Term Loan, 1M US L + 2.75%, 07/05/2021	1,070,423	1,078,788
Digicert Holdings, Inc, Senior Secured First Lien Term B Loan, 3M US L + 4.75%, 09/20/2024(b)	2,400,000	2,427,000
Digicert Holdings, Inc, Senior Secured Second Lien Term Loan, 3M US L + 8.00%, 09/19/2025(b)	1,000,000	1,011,045
Epicor Software Corporation, Senior Secured First Lien Term B Loan, 1M US L + 3.75%, 06/01/2022	975,762	978,963
Exact Merger Sub LLC, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 09/19/2024(b)	1,666,667	1,673,958
Flexera Software LLC, Senior Secured Second Lien Term Loan, 3M US L + 7.00%, 04/02/2021(b)	1,387,500	1,389,234
Hyland Software Inc, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 07/01/2022	462,693	467,850
Hyland Software Inc, Senior Secured Second Lien Initial Loan, 1M US L + 7.00%, 07/07/2025	322,086	329,735
Idera Inc, Senior Secured First Lien Delayed Draw Term Loan, 3M US L + 5.00%, 06/27/2024	231,818	233,557
Idera Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 5.00%, 06/28/2024	1,265,011	1,274,499
Informatica Corporation, Senior Secured First Lien Dollar Term Loan, 3M US L + 3.50%, 08/05/2022	906,494	908,520
Ivanti Software Inc, Senior Secured First Lien Term Loan, 1M US L + 4.25%, 01/22/2024	2,915,635	2,848,809
Ivanti Software Inc, Senior Secured Second Lien Term Loan, 1M US L + 9.00%, 01/20/2025	2,000,000	1,966,260
Mcafee, LLC, Senior Secured First Lien Closing Date Term Loan, 3M US L + 4.50%, 09/27/2024(b)	3,000,000	3,017,625
MH Sub I LLC, Senior Secured First Lien Term Loan, 3M US L + 3.75%, 09/15/2024	2,255,639	2,247,180
Pomeroy Group LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 6.00%, 11/30/2021(c)	987,437	967,688
Project Alpha Intermediate Holding Inc, Senior Secured First Lien Term Loan, 3M US L + 3.50%, 04/26/2024	2,975,827	2,913,528
Project Leopard Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 5.50%, 07/07/2023(c)	555,556	562,500
Ramundsen Public Sector LLC, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 02/01/2024	546,703	550,804
Rocket Software Inc, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 10/13/2023	1,553,538	1,573,540
Silverback Merger Sub Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 08/21/2024	507,042	509,261
SMS Systems Maintenance Services Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 5.00%, 10/30/2023	1,760,385	1,720,776

	Principal
	Amount	Value
High Tech Industries (continued)
SolarWinds Holdings Inc, Senior Secured First Lien 2017 Refinancing Term Loan 1M US L + 3.50%, 02/03/2023	$2,585,911	$2,597,224
Sophia LP, Senior Secured First Lien Term B Loan, 3M US L + 3.25%, 09/30/2022	1,047,401	1,047,647
Sybil Software LLC, Senior Secured First Lien Initial Refinancing Dollar Term Loan, 3M US L + 3.25%, 09/30/2023	1,180,575	1,187,405
Synchronoss Technologies Inc, Senior Secured Initial Term Loan, 1M US L + 4.50%, 01/19/2024	788,581	747,969
TIBCO Software Inc, Senior Secured First Lien Term B-1 Loan, 1M US L + 3.50%, 12/04/2020	670,531	673,800
Verint Systems Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 2.25%, 06/28/2024	462,877	464,421
Veritas US Inc, Senior Secured First Lien Term Loan B Facility, 3M US L + 4.50%, 01/27/2023	1,097,426	1,109,657
		51,910,478

Hotels, Gaming and Leisure - 1.74%
AP Gaming I LLC, Senior Secured First Lien Term B Loan, 1M US L + 5.50%, 02/15/2024	2,171,976	2,218,130
CWGS Group LLC, Senior Secured First Lien Term Loan, 3M US L + 3.75%, 11/08/2023	167,962	169,029
Cyan Blue Holdco 3 Limited, Senior Secured First Lien Term B Loan, 3M US L + 3.50%, 07/26/2024	558,600	562,265
Scientific Games International Inc, Senior Secured First Lien B-4 Term Loan, 3M US L + 3.25%, 08/14/2024	840,388	842,884
		3,792,308

Media Broadcasting and Subscription - 0.69%
Sable International Finance Limited (Cable and Wireless), Senior Secured First Lien Term B-3 Loan, 1M US L + 3.50%, 01/31/2025	1,521,701	1,509,215

Metals and Mining - 1.74%
Canam Steel Corporation, Senior Secured First Lien Closing Date Term Loan, 3M US L + 5.50%, 06/29/2024(c)	1,662,500	1,668,734
Fairmount Santrol Inc, Senior Secured First Lien Tranche B-2 Term Loan, 1M US L + 3.50%, 09/05/2019	1,446,917	1,436,969
Murray Energy Corporation, Senior Secured First Lien Term B-2 Non-PIK Loan, 3M US L + 7.25%, 04/16/2020	739,152	680,187
		3,785,890

Retail - 1.70%
Apro LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 4.00%, 08/08/2024	610,169	615,890
Ascena Retail Group Inc, Senior Secured First Lien Tranche B Term Loan, 1M US L + 4.50%, 08/19/2022	286,982	235,087
FullBeauty Brands Holdings Corp, Senior Secured First Lien Term Loan, 3M US L + 4.75%, 10/14/2022(b)	629,945	471,671
Petco Animal Supplies Inc, Senior Secured First Lien Second Amendment Term Loan, 3M US L + 3.00%, 01/26/2023	311,403	257,946
Pier 1 Imports (US) Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 04/30/2021	2,015,625	1,942,559
Sports Authority (The), Senior Secured First Lien Term B Loan, 3M US L + 0.00%, 11/16/2017(d)	3,907,779	195,389
		3,718,542

Services - Business - 15.68%
Advantage Sales & Marketing Inc, Senior Secured First Lien Incremental Term B-2 Loan, 3M US L + 3.25%, 07/25/2021	758,333	716,629
Advantage Sales & Marketing Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 6.50%, 07/25/2022(b)	2,398,321	2,172,280
Allied Universal Holdco LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 07/28/2022	1,182,000	1,180,895
AqGen Ascensus Inc, Senior Secured First Lien Replacement Term Loan, 3M US L + 4.00%, 12/05/2022	183,690	185,413
BMC Software Finance Inc, Senior Secured First Lien Initial B-1 US Term Loan, 1M US L + 4.00%, 09/10/2022	858,981	864,663

	Principal
	Amount	Value
Services - Business (continued)
Crossmark Holdings Inc, Senior Secured First Lien Term Loan, Series 0000, 3M US L + 3.50%, 12/20/2019	$3,274,945	$2,232,808
Crossmark Holdings Inc, Senior Secured Second Lien Term Loan, 3M US L + 7.50%, 12/21/2020	1,500,000	600,000
DTI Holdco Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 5.25%, 10/02/2023	2,729,189	2,623,433
GlobalLogic Holdings Inc, Senior Secured First Lien Closing Date Term Loan, 3M US L + 4.50%, 06/20/2022(c)	2,506,066	2,521,729
Information Resources Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.25%, 01/18/2024	2,160,360	2,184,664
Information Resources Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 8.25%, 01/20/2025	2,000,000	2,003,750
Inmar Inc, Senior Secured First Lien Initial Term Loan, 2M US L + 3.50%, 05/01/2024	1,287,097	1,288,435
Inmar Inc, Senior Secured Second Lien Initial Term Loan, 2M US L + 8.00%, 05/01/2025	946,746	952,071
LD Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 5.875%, 12/09/2022	1,962,500	1,847,203
Neff Rental LLC, Senior Secured Second Lien Closing Date Term Loan, 3M US L + 6.25%, 06/09/2021	3,105,673	3,115,378
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Incremental Term Loan, 3M US L + 5.75%, 02/28/2022	3,160,377	3,195,932
SurveyMonkey Inc, Senior Secured First Lien Term Loan, 3M US L + 4.50%, 04/13/2024(c)	2,512,317	2,531,160
Transaction Network Services, Senior Secured First Lien Initial Term Loan, 1M US L + 4.00%, 08/14/2022	380,621	382,345
Travel Leaders Group LLC, Senior Secured First Lien Term B Loan, 3M US L + 4.50%, 01/25/2024	262,500	266,439
TravelCLICK Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.75%, 11/08/2021(c)	1,818,182	1,827,273
TRC Companies Inc, Senior Secured First Lien Term Loan, 1M US L + 4.00%, 05/24/2024	1,500,000	1,512,660
		34,205,160

Services - Consumer - 4.49%
American Residential Services LLC, Senior Secured First Lien Term Loan, 1M US L + 4.00%, 06/30/2022	708,835	711,497
Big Jack Holdings LP, Senior Secured First Lien Term Loan B, 1M US L + 4.25%, 03/20/2024(c)	578,145	581,758
KUEHG Corp, Senior Secured First Lien Term B-2 Loan, 3M US L + 3.75%, 08/12/2022	1,426,890	1,425,114
KUEHG Corp, Senior Secured Second Lien Initial Term Loan, 1M US L + 8.25%, 08/15/2025	3,250,000	3,250,000
NVA Holdings Inc, Senior Secured Second Lien Term Loan, 3M US L + 7.00%, 08/14/2022	1,297,848	1,309,204
Red Lobster Management LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 5.25%, 07/28/2021(c)	266,555	271,220
Renaissance Learning Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 04/09/2021	1,675,574	1,689,187
Spin Holdco Inc, Senior Secured First Lien Term B-1 Loan, 2M US L + 3.75%, 11/14/2022	548,780	551,936
		9,789,916

Telecommunications - 7.43%
Alorica Inc, Senior Secured First Lien Term B Loan, 1M US L + 3.75%, 06/30/2022	674,326	679,383
Centurylink Inc, Senior Secured First Lien Term B Loan, 3M US L + 2.75%, 01/31/2025	2,575,069	2,499,426
Cologix Holdings Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.00%, 03/20/2025	1,523,309	1,541,086
Digicel International Finance Limited, Senior Secured First Lien Term Loan, 3M US L + 3.75%, 05/27/2024	838,323	842,909
Frontier Communications Corporation, Senior Secured First Lien Term B-1 Loan, 1M US L + 3.75%, 06/17/2024	220,500	210,028
Greeneden US Holdings II LLC, Senior Secured First Lien Tranche B-2 Dollar Term Loan, 3M US L + 3.75%, 12/01/2023	461,601	465,476
Masergy Holdings Inc, Senior Secured First Lien 2017 Replacement Term Loan, 3M US L + 3.75%, 12/15/2023(c)	615,504	620,120
Masergy Holdings Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 8.50%, 12/16/2024	500,000	506,250
Mitel US Holdings, Inc, Senior Secured First Lien Term B Term Loan, 3M US L + 3.75%, 09/21/2023(b)	779,412	783,796

	Principal
	Amount	Value
Telecommunications (continued)
Peak 10 Holding Corporation, Senior Secured First Lien Term Loan, 3M US L + 3.50%, 08/01/2024	$727,273	$728,938
Peak 10 Holding Corporation, Senior Secured Second Lien Term Loan, 3M US L + 7.25%, 08/01/2025	771,429	777,534
Tierpoint LLC, Senior Secured First Lien Term Loan, 1M US L + 3.75%, 05/06/2024	1,813,854	1,824,429
Vertiv Group Corporation, Senior Secured First Lien Term B Loan, 1M US L + 4.00%, 11/30/2023	2,667,708	2,692,157
Windstream Services LLC, Senior Secured First Lien New Tranche B-6 Term Loan, 1M US L + 4.00%, 03/29/2021	2,275,688	2,042,430
		16,213,962

Transportation Cargo - 0.26%
REP WWEX Acquisition Parent LLC, Senior Secured First Lien Term Loan, 3M US L + 4.50%, 02/03/2024	572,336	573,767

Transportation Consumer - 2.52%
Air Medical Group Holdings Inc, Senior Secured First Lien 2016 New Term Loan, 1M US L + 4.00%, 04/28/2022	477,825	478,064
Air Medical Group Holdings Inc, Senior Secured First Lien Term B Loan, 3M US L + 4.25%, 09/26/2024(b)	2,000,000	2,001,880
Lineage Logistics LLC, Senior Secured First Lien Term Loan, 1M US L + 3.50%, 04/07/2021	3,007,193	3,018,004
		5,497,948

Utilities Electric - 3.84%
Eastern Power LLC, Senior Secured First Lien Term Loan, 1M US L + 3.75%, 10/02/2023	867,278	873,007
Exgen Texas Power LLC, Senior Secured First Lien Term Loan Non-PIK, 3M US L + 4.75%, 09/20/2021	987,140	542,927
Granite Acquisition Inc, Senior Secured Second Lien Term B Loan, 3M US L + 7.25%, 12/19/2022	2,421,507	2,430,588
Green Energy Partners / Stonewall LLC, Senior Secured First Lien Term B-1 Conversion Advance Loan, 3M US L + 5.50%, 11/13/2021(c)	500,000	475,000
Panda Liberty LLC, Senior Secured First Lien Construction B-1 Facility Term Loan, 3M US L + 6.50%, 08/21/2020	1,447,035	1,294,199
Panda Patriot LLC (fka Moxie Patriot LLC), Senior Secured First Lien Construction B-1 Facility Term Loan, 3M US L + 5.75%, 12/18/2020	719,615	672,840
Pike Corp, Senior Secured First Lien Initial Term Loan, 1M US L + 3.50%, 09/20/2024	796,306	807,505
Sandy Creek Energy Associates LP, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 11/09/2020	1,555,106	1,274,215
		8,370,281

Wholesale - 0.67%
Staples Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 08/15/2024	1,461,538	1,456,708

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $296,303,684)		292,634,828

CORPORATE BONDS - 27.54%
Banking, Finance, Insurance and Real Estate - 4.63%
AssuredPartners Inc, Senior Unsecured Bond, 7.000%, 08/15/2025(e)	1,136,000	1,165,820
Fly Leasing Limited, Senior Unsecured Bond, 6.750%, 12/15/2020	500,000	521,875
HUB International Ltd, Senior Unsecured Bond, 8.125%, 07/15/2019(e)(f)	2,025,000	2,033,859
Onex York Acquisition Co, Senior Unsecured Bond, 8.500%, 10/01/2022(e)	3,500,000	3,465,000
Solera LLC / Solera Finance, Senior Unsecured Bond, 10.500%, 03/01/2024(e)	2,550,000	2,915,798
		10,102,352

Beverage, Food and Tobacco - 1.69%
CEC Entertainment Inc, Senior Unsecured Bond, 8.000%, 02/15/2022	345,000	359,662

	Principal
	Amount	Value
Beverage, Food and Tobacco (continued)
PF Chang's China Bistro Inc, Senior Unsecured Bond, 10.250%, 06/30/2020(e)	$3,377,000	$3,317,903
		3,677,565

Capital Equipment - 0.72%
Diebold Inc, Senior Unsecured Bond, Series WI, 8.500%, 04/15/2024	500,000	543,885
Hardwoods Acquisition Inc, Senior Secured Bond, 7.500%, 08/01/2021(e)	289,000	268,770
NWH Escrow Corp, Senior Secured Bond, 7.500%, 08/01/2021(e)	832,000	759,200
		1,571,855

Construction and Building - 5.02%
Builders FirstSource Inc, Senior Unsecured Bond, 10.750%, 08/15/2023(e)	2,020,000	2,312,900
FBM Finance Inc, Senior Secured Bond, 8.250%, 08/15/2021(e)	1,590,000	1,709,250
Great Lakes Dredge & Dock Corp, Senior Unsecured Bond, Series WI, 8.000%, 05/15/2022	1,835,000	1,912,987
PriSo Acquisition Corp / Building Pro, Senior Unsecured Bond, 9.000%, 05/15/2023(e)	3,477,000	3,711,698
Zachry Holdings Inc, Senior Unsecured Bond, 7.500%, 02/01/2020(e)	1,250,000	1,293,750
		10,940,585

Containers, Packaging and Glass - 1.01%
ARD Finance SA, Senior Unsecured Bond, 7.125%, 09/15/2023(f)	400,000	428,000
Coveris Holdings SA, Senior Unsecured Bond, 7.875%, 11/01/2019(e)	331,000	327,690
Flex Acquisition Co Inc, Senior Unsecured Bond, 6.875%, 01/15/2025(e)	1,250,000	1,300,000
Reynolds GRP ISS / Reynold, Senior Unsecured Bond, 7.000%, 07/15/2024(e)	140,000	149,362
		2,205,052

Energy, Oil and Gas - 1.84%
Calumet Specialty Prod, Senior Unsecured Bond, 7.750%, 04/15/2023	1,600,000	1,568,000
Comstock Resources Inc, Senior Unsecured Bond,:
10.000%, 03/15/2020(f)	250,000	250,000
9.500%, 06/15/2020(f)	2,149,731	1,719,785
CSI Compressco LP / CSI Compressco Finance Inc, Senior Unsecured Bond, 7.250%, 08/15/2022	500,000	465,000
		4,002,785

Environmental Industries - 0.21%
GFL Environmental Inc, Senior Unsecured Bond, 9.875%, 02/01/2021(e)	431,000	461,601

Forest Products and Paper - 1.30%
Tembec Industries Inc, Senior Secured Bond, 9.000%, 12/15/2019(e)	2,765,000	2,845,185

Healthcare and Pharmaceuticals - 3.21%
Avantor, Inc, Senior Unsecured Bond, 9.000%, 10/01/2025(e)	3,000,000	3,071,250
Endo Finance Co (Endo Luxembourg Finance Co. I S.a.r.l), Senior Unsecured Bond, 5.875%, 10/15/2024(e)	203,000	213,657
InVentiv Group Holdings Inc, Senior Unsecured Bond, 7.500%, 10/01/2024(e)	152,000	169,480
Surgery Center Holdings Inc, Senior Unsecured Bond, 8.875%, 04/15/2021(e)	1,500,000	1,578,750
Tenet Healthcare Corp, Senior Unsecured Bond, 7.000%, 08/01/2025(e)	1,143,000	1,077,278
Valeant Pharmaceuticals International Inc, Senior Unsecured Bond,:
6.500%, 03/15/2022(e)	520,000	549,900
7.000%, 03/15/2024(e)	323,000	344,803
		7,005,118

High Tech Industries - 2.61%
BMC Software Inc, Senior Unsecured Bond, 7.250%, 06/01/2018	456,000	469,110
Boxer Parent Co Inc, Senior Unsecured Bond, 9.000%, 10/15/2019(e)(f)	1,000,000	1,001,250
Global A&T Electronics, Senior Unsecured Bond, 10.000%, 02/01/2019(d)(e)	1,500,000	1,271,250
Infor US Inc, Senior Unsecured Bond, 6.500%, 05/15/2022	1,000,000	1,041,870
Riverbed Technology Inc, Senior Unsecured Bond, 8.875%, 03/01/2023(e)	2,004,000	1,916,325
		5,699,805

	Principal
	Amount	Value

Hotels, Gaming and Leisure - 0.67%
Scientific Games International Inc, Senior Secured Bond, 7.000%, 01/01/2022(e)	$1,370,000	$1,457,338

Media Advertising, Printing and Publishing - 0.57%
McGraw-Hill Global Education, Senior Unsecured Bond, 7.875%, 05/15/2024(e)	230,000	227,700
Southern Graphics Inc, Senior Unsecured Bond, 8.375%, 10/15/2020(e)	1,000,000	1,018,750
		1,246,450

Media Broadcasting and Subscription - 1.42%
Cablevision Systems Corp, Senior Unsecured Bond, 8.000%, 04/15/2020	1,400,000	1,555,750
Cequel Communications Holdings I, Senior Unsecured Bond, 5.125%, 12/15/2021(e)	1,500,000	1,533,750
		3,089,500

Media Diversified and Production - 0.33%
Gray Television Inc, Senior Unsecured Bond, 5.125%, 10/15/2024(e)	720,000	725,400

Services - Business - 0.56%
Infinity ACQ LLC / FI Corp, Senior Unsecured Bond, 7.250%, 08/01/2022(e)	1,250,000	1,228,125

Telecommunications - 0.96%
Avaya Inc, Senior Secured Bond, 7.000%, 04/01/2019(d)(e)	316,000	268,600
Digicel Limited, Senior Unsecured Bond, 6.000%, 04/15/2021(e)	750,000	734,917
Frontier Communications, Senior Unsecured Bond, 10.500%, 09/15/2022	1,250,000	1,093,750
		2,097,267

Transportation Consumer - 0.79%
Air Canada, Senior Unsecured Bond, 7.750%, 04/15/2021(e)	1,500,000	1,713,750

TOTAL CORPORATE BONDS
(Cost $58,885,938)		60,069,733

	Shares
COMMON STOCK - 0.35%
Energy, Oil and Gas - 0.35%
SandRidge Energy Inc(g)	37,842	$760,246

TOTAL COMMON STOCK
(Cost $1,750,000)		760,246

WARRANTS - 0.01%
Energy, Oil and Gas - 0.01%
Comstock Resources Inc,
expires 9/2/2018 at $0.01(g)	3,438	20,903

TOTAL WARRANTS
(Cost $–)		20,903

Total Investments - 162.06%
(Cost $356,939,622)		353,485,710

Liabilities in Excess of Other Assets - (5.21)%		(11,364,171)

Mandatory Redeemable Preferred Shares - (9.17)%
(liquidation preference plus distributions payable on term preferred shares)		(20,000,000)

Leverage Facility - (47.68)%		(104,000,000)

Net Assets - 100.00%		$218,121,539

Amounts above are shown as a percentage of net assets as of September 30, 2017.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Libor Rates:
1M US L - 1 Month LIBOR as of September 30, 2017 was 1.23%
2M US L - 2 Month LIBOR as of September 30, 2017 was 1.27%
3M US L - 3 Month LIBOR as of September 30, 2017 was 1.33%

(a)
Floating or variable rate security.  The reference rate is described above.  The rate in effect as of September 30, 2017 is based on the reference rate plus the displayed spread as of the security's last reset date.

(b)
All or a portion of this position has not settled as of September 30, 2017. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.

(c)	The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(d)	Security is in default as of period end and is therefore non-income producing.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $48,140,059, which represented approximately 22.07% of net assets as of September 30, 2017. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.

(f)	Option to convert to pay-in-kind security.
(g)	Non-income producing security.

NOTE 1. ORGANIZATION

Blackstone / GSO Long-Short Credit Income Fund (the "Fund" or “BGX”) is a diversified, closed-end management investment company. BGX was organized as a Delaware statutory trust on October 22, 2010. BGX was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on October 26, 2010. BGX commenced operations on January 27, 2011. Prior to that date, BGX had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGX to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as the investment adviser for BGX. BGX’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGX.”

BGX’s primary investment objective is to provide current income, with a secondary objective of capital appreciation. BGX seeks to achieve its investment objectives by employing a dynamic long-short strategy in a diversified portfolio of loans and fixed-income instruments of predominantly U.S. corporate issuers, including first and second lien secured loans (‘‘Secured Loans’’ or “Loans”) and high-yield corporate debt securities of varying maturities. BGX’s long positions in loans and fixed-income instruments will typically be rated below investment grade at the time of purchase.

On November 17, 2016 the Board of Trustees approved a change to BGX’s investment guidelines that took effect in January 2017. Under the new investment guidelines, BGX’s long positions, either directly or through the use of derivatives, are not limited. BGX’s short positions, either directly or through the use of derivatives will continue to be limited to 30% of the Fund’s net assets.

BGX was previously classified as a non-diversified investment company for purposes of the 1940 Act. As a result of ongoing operations, BGX is now classified as a diversified company as of April 1, 2014. This means that with respect to 75% of the Fund’s total assets, no more than 5% of the Fund’s total assets may be invested in any one issuer, excepting cash and cash items, U.S. government securities and securities of other investment companies. BGX may not resume operating in a non-diversified manner without first obtaining shareholder approval in accordance with the 1940 Act.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material. BGX is considered an investment company for financial reporting purposes under GAAP.

Portfolio Valuation: BGX’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BGX’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized Loan Obligations (“CLOs”) are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid‐price of each of the CLOs. Corporate bonds and convertible bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Any investments and other assets for which such current market quotations are not readily available are generally valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting.

Various inputs are used to determine the value of BGX’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs. The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instruments and does not necessarily correspond to BGX’s perceived risk of investing in those securities.

The following table summarizes the valuation of BGX’s investments under the fair value hierarchy levels as of September 30, 2017:

Blackstone / GSO Long-Short Credit Income Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Automotive	$–	$4,320,078	$1,481,181	$5,801,259
Banking, Finance, Insurance and Real Estate	–	18,703,667	2,818,555	21,522,222
Beverage, Food and Tobacco	–	13,161,039	937,816	14,098,855
Capital Equipment	–	2,971,986	1,880,055	4,852,041
Chemicals, Plastics and Rubber	–	4,821,190	1,105,667	5,926,857
Construction and Building	–	17,041,348	6,524,801	23,566,149
Consumer Goods Durable	–	8,165,109	645,870	8,810,979
Containers, Packaging and Glass	–	3,534,177	1,455,620	4,989,797
Energy, Oil and Gas	–	4,387,097	31,595	4,418,692
Environmental Industries	–	1,001,220	1,449,536	2,450,756
Healthcare and Pharmaceuticals	–	44,171,404	2,726,139	46,897,543
High Tech Industries	–	50,380,290	1,530,188	51,910,478
Metals and Mining	–	2,117,156	1,668,734	3,785,890
Services - Business	–	27,324,998	6,880,162	34,205,160
Services - Consumer	–	8,936,938	852,978	9,789,916
Telecommunications	–	15,593,842	620,120	16,213,962
Utilities Electric	–	7,895,281	475,000	8,370,281
Other	–	25,023,991	–	25,023,991
Corporate Bonds	–	60,069,733	–	60,069,733
Common Stock	760,246	–	–	760,246
Rights and Warrants	–	20,903	–	20,903
Total	$760,246	$319,641,447	$33,084,017	$353,485,710

*	Refer to each Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BGX has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Long-Short Credit Income Fund	Floating Rate Loan Interests	Total
Balance as of December 31, 2016	$19,304,681	$19,304,681
Accrued discount/ premium	69,022	69,022
Realized Gain/(Loss)	114,692	114,692
Change in Unrealized Appreciation/(Depreciation)	(72,756)	(72,756)
Purchases	14,057,655	14,057,655
Sales Proceeds	(9,807,602)	(9,807,602)
Transfer into Level 3	12,178,099	12,178,099
Transfer out of Level 3	(2,759,774)	(2,759,774)
Balance as of September 30, 2017	$33,084,017	$33,084,017
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at September 30, 2017	$(83,505)	$(83,505)

Information about Level 3 fair value measurements as of September 30, 2017:

	Fair Value at 9/30/2017	Valuation Technique(s)	Unobservable Input(s)	Value/Range
Floating Rate Loan Interests	$33,084,017	Third-party vendor pricing service	Broker quotes	N/A

The Fund evaluates transfers into or out of Level 1, 2 and 3 as of the end of the reporting period. There were no transfers between Level 1 and 2 during the period. Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR AND SECURED FLOATING RATE LOANS

BGX includes first and second lien secured, floating rate loans that are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships, and other business entities ("Borrowers"), in its definition of "Secured Loans". Under normal market conditions, at least 70% of BGX’s Managed Assets (defined below) will be invested in Secured Loans. BGX defines its "Managed Assets" as total assets (including any assets attributable to any leverage used) minus the sum of BGX's accrued liabilities (other than liabilities related to the principal amount of leverage). At September 30, 2017, 85.54% of BGX’s Managed Assets were held in Secured Loans.

Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At September 30, 2017, BGX had invested $49,926,655 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BGX typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BGX, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BGX may acquire Loans through assignments or participations. BGX typically acquires these Loans through assignment, and if BGX acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BGX may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BGX must acquire a Loan through a participation. BGX had no outstanding participations as of September 30, 2017.

NOTE 4. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a bank to borrow money pursuant to a two-year revolving line of credit ("Leverage Facility") dated July 29, 2014, as amended on January 26, 2015, July 28, 2015, July 26, 2016, and July 25, 2017 to borrow up to a limit of $112 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 1.00% above LIBOR, with LIBOR measured for the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is one (1) week or one (1), two (2), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a 0.20% commitment fee on any undrawn amounts. Interest and fees are payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At September 30, 2017, BGX had borrowings outstanding under its Leverage Facility of $104 million, at an interest rate of 2.31%. Due to the short term nature of the Agreement, face value approximates fair value at September 30, 2017. This fair value is based on Level 2 inputs under the three‐tier fair valuation hierarchy (see Note 2). For the period ended September 30, 2017 the average borrowings under BGX's Leverage Facility and the average interest rate were $103,780,220 and 1.85% respectively.

On July 27, 2016, BGX issued 20,000 Mandatory Redeemable Preferred Shares (“MRPS”) with an aggregate liquidation preference of $20 million, rated “AA” by Fitch Ratings. BGX used the proceeds of the offering to make additional investments for BGX’s portfolio. The final redemption date of the MRPS is July 27, 2023. BGX makes quarterly dividend payments on the MRPS at an annual dividend rate of 3.61%.

Under the Agreement and the governing documents of the MRPS, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian. As of September 30, 2017, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of leverage by the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Fund did not utilize leverage. As of September 30, 2017, BGX's leverage represented 36.24% of the Fund’s Managed Assets (with the borrowings under the Leverage Facility representing 30.40% of Managed Assets and the MRPS representing 5.84% of Managed Assets).

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Long-Short Credit Income Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	November 29, 2017

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	November 29, 2017

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 29, 2017